SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Jun. 30, 2025	Jun. 30, 2024
Year-end SGD:US$ exchange rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Translation amounts of exchange rate	0.012755	0.013574
Annual average SGD:US$ exchange rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Translation amounts of exchange rate	0.013312	0.013432
Year-end MYR:US exchange rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Translation amounts of exchange rate	0.003015	0.002875
Annual average MYR:US exchange rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Translation amounts of exchange rate	0.003035	0.002846